Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of foreign currency exchange rate translation

Translation of foreign currencies into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the six months ended June 30,		As of December 31,
	2025	2024	2024
As of period-end SGD: US$1 exchange rate	1.2757	-	1.3606
As of period-end MYR: US$1 exchange rate	4.2285	-	4.4650
As of period-end VND: US$1 exchange rate	26,094.94	-	25,484.98
As of period-end INR: US$1 exchange rate	85.5081	-	85.4781
As of period-end THB: US$1 exchange rate	32.5549	-	34.1887
As of period-end AUD: US$1 exchange rate	1.5309	-	1.6075
As of period-end RMB: US$1 exchange rate	7.1714	-	7.2988
Year ended-average SGD: US$1 exchange rate	1.3183	1.3492	-
Year ended-average MYR: US$1 exchange rate	4.3448	4.7352	-
Year ended-average VND: US$1 exchange rate	25,713.48	24,974.66	-
Year ended-average INR: US$1 exchange rate	85.9449	83.2755	-
Year ended-average THB: US$1 exchange rate	33.3925	36.3147	-
Year ended-average AUD: US$1 exchange rate	1.5754	1.5240	-
Year ended-average RMB: US$1 exchange rate	7.2277	7.2055	-

Schedule of estimated useful lives of the assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	5 years
Furniture and fixtures	5 years

Schedule of deferred revenue

The following table presents the Company’s deferred revenue balances, net increase in current period of deferred revenue, and revenue recognized from beginning deferred revenue therein:

	June 30, 2025	December 31, 2024
	US$	US$
Beginning balance	$45,235	$126,440
Add: net increase in current period of deferred revenue	11,061	45,235
Less: revenue recognized from beginning deferred revenue	(24,028)	(126,440)
Ending balance	$32,268	$45,235